Information by operating segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Sales revenues	$ 21,037	$ 23,467	$ 42,110	$ 47,235
Cost of sales	(11,025)	(11,740)	(21,710)	(23,251)
Gross profit (loss)	10,012	11,727	20,400	23,984
Selling expenses	(1,286)	(1,268)	(2,376)	(2,601)
General and administrative expenses	(464)	(549)	(908)	(996)
Exploration costs	(185)	(174)	(498)	(309)
Research and development expenses	(193)	(193)	(395)	(376)
Other taxes	(127)	(948)	(250)	(1,088)
Impairment (losses) reversals, net	(190)	37	(240)	46
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	5,349	6,705	12,625	15,689
Net finance expense	1,015	(6,869)	2,763	(8,808)
Results of equity-accounted investments			129	(281)
Net income / (loss) before income taxes	6,411	(352)	15,517	6,600
Income taxes	(1,654)	27	(4,765)	(2,120)
Net income (loss) for the period	4,757	(325)	10,752	4,480
Attributable to:
Shareholders of Petrobras	4,734	(344)	10,708	4,438
Non-controlling interests	23	19	44	42
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	14,404	15,668	29,471	31,745
Intersegments	14,343	15,591	29,355	31,565
Third parties	61	77	116	180
Cost of sales	(6,601)	(6,228)	(13,398)	(12,842)
Gross profit (loss)	7,803	9,440	16,073	18,903
Income (expenses)	(1,846)	(1,551)	(2,584)	(2,181)
Selling expenses				(1)
General and administrative expenses	(26)	(22)	(30)	(42)
Exploration costs	(185)	(174)	(498)	(309)
Research and development expenses	(147)	(149)	(309)	(288)
Other taxes	(7)	(809)	(11)	(829)
Impairment (losses) reversals, net	(139)		(193)	(4)
Other income and expenses, net	(1,342)	(397)	(1,543)	(708)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	5,957	7,889	13,489	16,722
Net finance expense
Results of equity-accounted investments	42	30	56	47
Net income / (loss) before income taxes	5,999	7,919	13,545	16,769
Income taxes	(2,025)	(2,682)	(4,585)	(5,687)
Net income (loss) for the period	3,974	5,237	8,960	11,082
Attributable to:
Shareholders of Petrobras	3,974	5,237	8,961	11,083
Non-controlling interests			(1)	(1)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	19,795	22,061	39,784	44,251
Intersegments	256	248	546	551
Third parties	19,539	21,813	39,238	43,700
Cost of sales	(18,586)	(20,557)	(37,364)	(40,540)
Gross profit (loss)	1,209	1,504	2,420	3,711
Income (expenses)	(869)	(701)	(1,605)	(1,537)
Selling expenses	(518)	(538)	(955)	(1,089)
General and administrative expenses	(96)	(92)	(183)	(176)
Exploration costs
Research and development expenses	(3)		(4)	(2)
Other taxes	(14)	(21)	(27)	(28)
Impairment (losses) reversals, net	(50)	37	(46)	37
Other income and expenses, net	(188)	(87)	(390)	(279)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	340	803	815	2,174
Net finance expense
Results of equity-accounted investments	(7)	(251)	48	(381)
Net income / (loss) before income taxes	333	552	863	1,793
Income taxes	(116)	(273)	(279)	(739)
Net income (loss) for the period	217	279	584	1,054
Attributable to:
Shareholders of Petrobras	217	279	584	1,054
Non-controlling interests
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,176	2,198	4,036	4,620
Intersegments	817	699	1,434	1,419
Third parties	1,359	1,499	2,602	3,201
Cost of sales	(1,144)	(1,096)	(2,269)	(2,273)
Gross profit (loss)	1,032	1,102	1,767	2,347
Income (expenses)	(914)	(867)	(1,693)	(1,756)
Selling expenses	(751)	(729)	(1,406)	(1,497)
General and administrative expenses	(32)	(35)	(58)	(63)
Exploration costs
Research and development expenses	(2)		(4)
Other taxes	(6)	(4)	(8)	(9)
Impairment (losses) reversals, net	(1)		(1)
Other income and expenses, net	(122)	(99)	(216)	(187)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	118	235	74	591
Net finance expense
Results of equity-accounted investments	17	36	29	57
Net income / (loss) before income taxes	135	271	103	648
Income taxes	(39)	(80)	(25)	(200)
Net income (loss) for the period	96	191	78	448
Attributable to:
Shareholders of Petrobras	88	179	60	421
Non-controlling interests	8	12	18	27
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	80	80	157	158
Intersegments	2	2	3	4
Third parties	78	78	154	154
Cost of sales	(70)	(74)	(138)	(148)
Gross profit (loss)	10	6	19	10
Income (expenses)	(1,034)	(1,903)	(1,893)	(2,821)
Selling expenses	(17)	(1)	(15)	(14)
General and administrative expenses	(310)	(400)	(637)	(715)
Exploration costs
Research and development expenses	(41)	(44)	(78)	(86)
Other taxes	(100)	(114)	(204)	(222)
Impairment (losses) reversals, net				13
Other income and expenses, net	(566)	(1,344)	(959)	(1,797)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	(1,024)	(1,897)	(1,874)	(2,811)
Net finance expense	1,015	(6,869)	2,763	(8,808)
Results of equity-accounted investments	(5)	(3)	(4)	(4)
Net income / (loss) before income taxes	(14)	(8,769)	885	(11,623)
Income taxes	512	2,951	165	4,169
Net income (loss) for the period	498	(5,818)	1,050	(7,454)
Attributable to:
Shareholders of Petrobras	483	(5,825)	1,023	(7,470)
Non-controlling interests	15	7	27	16
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(15,418)	(16,540)	(31,338)	(33,539)
Intersegments	(15,418)	(16,540)	(31,338)	(33,539)
Third parties
Cost of sales	15,376	16,215	31,459	32,552
Gross profit (loss)	(42)	(325)	121	(987)
Income (expenses)
Selling expenses
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	(42)	(325)	121	(987)
Net finance expense
Results of equity-accounted investments
Net income / (loss) before income taxes	(42)	(325)	121	(987)
Income taxes	14	111	(41)	337
Net income (loss) for the period	(28)	(214)	80	(650)
Attributable to:
Shareholders of Petrobras	(28)	(214)	80	(650)
Non-controlling interests
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	21,037	23,467	42,110	47,235
Intersegments
Third parties	21,037	23,467	42,110	47,235
Cost of sales	(11,025)	(11,740)	(21,710)	(23,251)
Gross profit (loss)	10,012	11,727	20,400	23,984
Income (expenses)	(4,663)	(5,022)	(7,775)	(8,295)
Selling expenses	(1,286)	(1,268)	(2,376)	(2,601)
General and administrative expenses	(464)	(549)	(908)	(996)
Exploration costs	(185)	(174)	(498)	(309)
Research and development expenses	(193)	(193)	(395)	(376)
Other taxes	(127)	(948)	(250)	(1,088)
Impairment (losses) reversals, net	(190)	37	(240)	46
Other income and expenses, net	(2,218)	(1,927)	(3,108)	(2,971)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	5,349	6,705	12,625	15,689
Net finance expense	1,015	(6,869)	2,763	(8,808)
Results of equity-accounted investments	47	(188)	129	(281)
Net income / (loss) before income taxes	6,411	(352)	15,517	6,600
Income taxes	(1,654)	27	(4,765)	(2,120)
Net income (loss) for the period	4,757	(325)	10,752	4,480
Attributable to:
Shareholders of Petrobras	4,734	(344)	10,708	4,438
Non-controlling interests	$ 23	$ 19	$ 44	$ 42